Goodwill - Summary of Goodwill Balance Allocation into Applicable Groups of CGUs (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,554,621	€ 1,593,917	€ 1,674,293
CGUs
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,554,621	1,593,917
CGUs | Americas
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	579,864	612,814
CGUs | Europe
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	743,157	742,915
CGUs | ASPA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	165,235	167,453
CGUs | MEAI
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 66,365	€ 70,735